3. Summary of Significant Accounting Policies: Unit Private Placements (Policies)	12 Months Ended
Jun. 30, 2020
Policies
Unit Private Placements

Unit Private Placements

The Company values warrants issued as part of a private placement unit by allocating the proceeds from the issuance of units between common shares and common share purchase warrants on a pro-rata basis based on relative fair values as follows:

•The fair value of common shares is based on the closing market price on the date the units are issued; and

•The fair value of the common share purchase warrants is determined using the Black-Scholes pricing model.

The fair value attributed to the warrants is recorded in the share-based payment reserve.